Consolidated Statement of Changes in Equity - COP ($) $ in Millions	Equity attributable to owners of parent [member]	Subscribed and paid-in capital	Additional paid - in capital	Retained earnings [member]	Accumulated other comprehensive income [member]	Non-controlling interest	Total
Balance at Dec. 31, 2020	$ 20,657,298	$ 22,281	$ 8,470,870	$ 11,302,134	$ 862,013	$ 14,782,259	$ 35,439,557
Issuance of shares						120	120
Dividends declared in cash	(1,203,175)			(1,203,175)		(870,500)	(2,073,675)
Equity transactions	19,929		19,929			(19,929)
Preferred shares	(14,302)			(14,302)		(310)	(14,612)
Effect of realization	6,738			6,738		3,567	10,305
Other comprehensive income	255,169				255,169	197,590	452,759
Withholding Tax over dividends	(5,740)			(5,740)		(5,569)	(11,309)
Net income	3,297,736			3,297,736		2,370,766	5,668,502
Balance at Dec. 31, 2021	23,013,653	22,281	8,490,799	13,383,391	1,117,182	16,457,994	39,471,647
Issuance of shares	1,083,770	1,463	1,082,307			572,085	1,655,855
Declared dividends in shares	(1,083,770)			(1,083,770)		(572,008)	(1,655,778)
Dividends declared in cash	(119,405)			(119,405)		(550,390)	(669,795)
Equity transactions	(1,732)		(1,732)			(13,359)	(15,091)
Spin Off	(6,638,961)			(6,638,961)		(3,019,613)	(9,658,574)
Effect of realization	(5,188)			(5,188)		(2,312)	(7,500)
Other comprehensive income	(2,263,747)				(2,263,747)	(899,128)	(3,162,875)
Withholding Tax over dividends	(535)			(535)		(4,828)	(5,363)
Net income	2,482,885			2,482,885		2,386,248	4,869,133
Balance at Dec. 31, 2022	16,466,970	23,744	9,571,374	8,018,417	(1,146,565)	14,354,689	30,821,659
Dividends declared in cash	(1,025,718)			(1,025,718)		(1,014,789)	(2,040,507)
Effect of realization	1,423			1,423		317	1,740
Other comprehensive income	602,346				602,346	(39,819)	562,527
Deconsolidation of entities	(1,041)			(1,041)		(914)	(1,955)
Withholding Tax over dividends	(311)			(311)		147	(164)
Net income	739,003			739,003		1,438,113	2,177,116
Balance at Dec. 31, 2023	$ 16,782,672	$ 23,744	$ 9,571,374	$ 7,731,773	$ (544,219)	$ 14,737,744	$ 31,520,416